PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 204.8	$ 182.8
Discontinued operations
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	0.0	1.4
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	204.0	180.9
Selling, general and administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 0.8	$ 0.5